Loans and advances to customers - Finance lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 13,240	€ 12,503
Unearned future finance income on finance leases	(1,145)	(1,040)
Net investment in finance leases	12,095	11,463
Included in Loans and advances to banks
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	5	5
Included in Loans and advances to customers
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	12,091	11,459
Finance leases | Accumulated impairments
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	(193)	(160)
Within 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,962	3,827
1 to 2 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,961	2,742
2 to 3 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,283	2,133
3 to 4 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,577	1,475
4 to 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	902	875
>5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 1,555	€ 1,451